Expenses by Nature	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Expenses by Nature
29.	Expenses by Nature
Major components of expenses by nature included in “Cost of sales” and “Selling, general and administrative expenses” for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	JPY (millions)
	2018	2019	2020
Material costs	964,425	995,947	998,644
Personnel expenses	901,611	890,715	891,123
Outsourcing and subcontracting fees	522,909	544,142	588,727
Depreciation and amortization	114,274	118,664	188,984

Components of personnel expenses for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	JPY (millions)
	2018	2019	2020
Salaries and bonuses	715,215	709,987	709,281
Retirement benefit expenses	100,909	96,248	94,665
Social security expense	59,983	58,987	60,957
Other	25,504	25,493	26,220

Total	901,611	890,715	891,123